Florida Street Bond Fund
Schedule of Investments - October 31, 2001

Common Stock - 0.0%                                                                       Shares               Value
Phonetel Technologies Inc                                                                  9,092                   -
                                                                                                    -----------------
                                                                                                    -----------------

TOTAL COMMON STOCK (Cost $0)                                                                                       -
                                                                                                    -----------------
                                                                                                    -----------------

Preferred Stock - 0.0%
TransTexas Gas Corp Senior Preferred                                                      65,423                   -
                                                                                                    -----------------
                                                                                                    -----------------

TOTAL PREFERRED STOCK (Cost $0)                                                                                    -
                                                                                                    -----------------
                                                                                                    -----------------

                                                                                       Principal
Corporate Bonds - 79.5%                                                                   Amount
Asia Global Crossing, 13.375%, 10/15/10                                              $ 1,000,000           $ 245,000
BankAmerica Manufactured HSG Trust S96-1 - Class B 7.875%, 10/10/26                    2,000,000             745,000
Brauns Fashions, Inc., 12.00%, 1/1/05                                                    465,000             460,350
Econophone, Inc., 13.50%, 07/15/07 (b)                                                18,500,000              92,500
Frontier Corp Notes, 7.25%, 05/15/04                                                     650,000             113,750
Global Crossing Holdings Ltd., 9.50%, 11/15/09                                         2,500,000             425,000
Huntsman Polymers Co. Senior Notes, 11.75%, 12/01/04                                   2,800,000             238,000
iBasis, Inc., 5.75%, 03/15/05                                                          3,250,000             731,250
Laroche Industries, Inc. 9.50%, 9/15/07  (b)                                          19,250,000             385,000
Metamor Worldwide, Inc. 2.94%, 8/15/04                                                 3,215,000           1,060,950
Metropolitan Asset Corp. 7.30%, 5/20/25                                                  870,000             777,563
Multicanal SA, 13.125%, 04/15/09                                                         300,000             114,750
Nations Rent, Inc. 10.375%, 12/15/08 (b)                                               5,300,000             238,500
Northeast Optic Networks, Inc. Senior Notes 12.75%, 8/15/08                            4,210,000           1,073,550
Polaroid Corp. Notes, 11.50%, 02/15/06 (b)                                             1,075,000              86,000
Polaroid Corp. Medium Term Notes, 7.25%, 01/15/07 (b)                                  2,000,000             160,000
Service Merchandise, Inc. 9.00%, 12/15/04 (b)                                         21,260,000           1,063,000
Service Merchandise, Inc. 8.375%, 1/15/49 (b)                                          2,747,000           1,730,610
Specialty Foods Corp. New Holdings, Inc. 13.25%, 8/15/03                                   1,000                 340
                                                                                                    -----------------
                                                                                                    -----------------


TOTAL CORPORATE BONDS (Cost $17,659,709)                                                                   9,741,113
                                                                                                    -----------------
                                                                                                    -----------------

Government Agencies - 9.3%
Freddie Mac REMIC, 06/15/31 (a)                                                          400,000             489,908
GNMA, 04/20/28 (a)                                                                       578,475             653,744
                                                                                                    -----------------
                                                                                                    -----------------

TOTAL GOVERNMENT AGENCIES (Cost $1,029,397)                                                                1,143,652
                                                                                                    -----------------
                                                                                                    -----------------

Warrants - 0.0%
Phonetel Technologies Inc. expiring 11/19/02                                              20,204                   -
                                                                                                    -----------------
                                                                                                    -----------------

TOTAL WARRANTS (Cost $0)                                                                                           -
                                                                                                    -----------------
                                                                                                    -----------------

Money Market Securities - 4.0%
Federal Prime Obligations Fund, 2.45% (a) (Cost $489,121)                                489,121             489,121
                                                                                                    -----------------
                                                                                                    -----------------

TOTAL INVESTMENTS - 92.8% (Cost $19,178,227)                                                              11,373,886
                                                                                                    -----------------
                                                                                                    -----------------
Other assets less liabilities - 7.2%                                                                         888,460
                                                                                                    -----------------
                                                                                                    -----------------
TOTAL NET ASSETS - 100.0%                                                                               $ 12,262,346
                                                                                                    =================
                                                                                                    =================

(a)Variable rate security, the coupon rate shown is the rate at October 31, 2001. (b)Non-income producing - issuer is in default or has filed for protection under the Federal Bankruptcy Code.

Florida Street Bond Fund
Statement of Assets & Liabilities
October 31, 2001

Assets
Investment in securities, at value (cost $19,178,227)                                $ 11,373,886
Cash                                                                                       14,124
Interest receivable                                                                       907,342
Receivable for securities sold                                                            620,639
Receivable from investment advisor for
   reimbursed expenses                                                                     17,624
Other receivables                                                                         251,240
                                                                                ------------------
                                                                                ------------------
     Total assets                                                                      13,184,855
                                                                                ------------------

Liabilities
Accrued investment advisory fee                                                             5,963
Distributions payable                                                                       6,468
Payable for securities purchased                                                          744,554
Payable for fund shares redeemed                                                          165,524
                                                                                ------------------
     Total liabilities                                                                    922,509
                                                                                ------------------

Net Assets                                                                           $ 12,262,346
                                                                                ==================

Net Assets consist of:
Paid in capital                                                                      $ 26,384,707
Net accumulated realized capital loss                                                  (6,318,020)
Net unrealized appreciation (depreciation) on investments                              (7,804,341)
                                                                                ------------------

Net Assets for 3,109,695 shares                                                      $ 12,262,346
                                                                                ==================

Net Asset Value

Net Assets
Offering price and redemption price per share  ($12,262,346 / 3,109,695)                   $ 3.94
                                                                                ==================


Florida Street Bond Fund
Statement of Operations for the year ended October 31, 2001

Investment Income
Dividend income                                                                         $ 1,200
Interest income                                                                       4,966,132
                                                                              ------------------
Total Income                                                                          4,967,332

Expenses
Investment advisory fee                                                                 160,088
Trustees fees                                                                             1,641
                                                                              ------------------
                                                                              ------------------
Total expenses                                                                          161,729
                                                                              ------------------
Net Investment Income                                                                 4,805,603
                                                                              ------------------

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                                    (3,238,032)
Change in net unrealized appreciation (depreciation)
  on investment securities                                                           (2,939,800)
                                                                              ------------------
Net realized & unrealized gain (loss) on investment securities                       (6,177,832)
                                                                              ------------------
Net increase (decrease) in net assets resulting from operations                    $ (1,372,229)
                                                                              ==================

Florida Street Bond Fund
Statement of Changes in Net Assets

                                                                                   Year                    Year
                                                                                   ended                  ended
                                                                                October 31,            October 31,
                                                                                   2001                    2000
                                                                             ------------------     -------------------
Increase in Net Assets
Operations
  Net investment income                                                            $ 4,805,603             $ 2,541,908
  Net realized gain (loss) on investment securities                                 (3,238,032)             (2,416,166)
  Change in net unrealized appreciation (depreciation)                              (2,939,800)                 55,266
                                                                             ------------------     -------------------
  Net increase (decrease) in net assets resulting from operations                   (1,372,229)                181,008
                                                                             ------------------     -------------------
Distributions to shareholders
  From net investment income                                                        (4,805,603)             (3,338,264)
  Return of capital                                                                   (473,275)
  From net realized gain                                                                     -                       -
                                                                             ------------------     -------------------
  Total distributions                                                               (5,278,878)             (3,338,264)
                                                                             ------------------     -------------------
Share Transactions
  Net proceeds from sale of shares                                                     848,438               4,098,352
  Shares issued in reinvestment of distributions                                     5,036,828               3,308,492
  Shares redeemed                                                                   (3,719,737)             (5,795,524)
                                                                             ------------------     -------------------
Net increase (decrease) in net assets resulting
  from share transactions                                                            2,165,529               1,611,320
                                                                             ------------------     -------------------
  Total increase (decrease) in net assets                                           (4,485,578)             (1,545,936)

Net Assets
  Beginning of period                                                               16,747,924              18,293,860
                                                                             ------------------     -------------------
  End of period
                                                                                  $ 12,262,346            $ 16,747,924
                                                                             ==================     ===================

Capital Share Transactions:
Shares sold                                                                            126,481                 549,356
Shares issued on reinvestment
  of dividends                                                                       1,001,860                 462,439
Shares repurchased                                                                    (671,943)               (787,691)
                                                                             ------------------     -------------------

Net increase (decrease) from
  capital share transactions                                                           456,398                 224,104
                                                                             ==================     ===================


Florida Street Bond Fund
Financial Highlights

                                                   Year           Year           Year                Year               Period
                                                   ended          ended          ended               ended               ended
                                                October 31,     October 31,    October 31,         October 31,         October 31,
                                                   2001           2000            1999                1998              1997 (a)
                                              -------------    ------------    ------------    ----------------    ----------------
Selected Per Share Data
Net asset value, beginning of period             $ 6.31          $ 7.53          $ 9.16              $ 9.95             $ 10.00
                                              -------------    ------------    ------------    ----------------    ----------------
Income from investment operations
  Net investment income                            1.73            1.03            1.51                0.85                0.21
  Net realized and unrealized loss                (2.21)          (0.89)          (1.60)              (0.79)              (0.12)
                                              -------------    ------------    ------------    ----------------    ----------------
Total from investment operations                  (0.48)           0.14           (0.09)               0.06                0.09
                                              -------------    ------------    ------------    ----------------    ----------------
Less Distributions
  From net investment income                      (1.73)          (1.36)          (1.51)              (0.85)              (0.02)
  From return of capital                          (0.16)              -               -                   -                   -
  From net realized gain                              -               -           (0.03)                  -               (0.12)
                                              -------------   -------------    ------------    ----------------    ----------------
Total distributions                               (1.89)          (1.36)          (1.54)              (0.85)              (0.14)
                                              -------------    ------------    ------------    ----------------    ----------------
                                              -------------    ------------    ------------    ----------------    ----------------
Net asset value, end of period                   $ 3.94          $ 6.31          $ 7.53              $ 9.16              $ 9.95
                                              =============    ============   =============    ================    ================

Total Return                                     (10.22)%         1.14%           (1.45)%             0.33%               0.90% (b)

Ratios and Supplemental Data
Net assets, end of period (000)                  $12,262        $16,748          $18,294             $19,929              $7,289
Ratio of expenses to average net assets            1.11%          1.16%            0.75%               0.75%               0.53% (c)
Ratio of expenses to average net assets
    before reimbursement                           1.11%          1.18%            1.17%               1.10%               1.10% (c)
Ratio of net investment income to
   average net assets                             33.02%         14.27%           17.77%               8.73%               3.95% (c)
Ratio of net investment income to
   average net assets before reimbursement        33.02%         14.25%           17.35%               8.38%               3.38% (c)
Portfolio turnover rate                          231.16%        161.53%          129.38%              10.45%              60.55% (c)


(a) For the period August 4, 1997 (commencement of operations) to October 31, 1997.
(b) For periods of less than a full year, total returns are not annualized. (c) Annualized.

                                   Florida Street Bond Fund
                                Notes to Financial Statements
                                      October 31, 2001

NOTE 1.  ORGANIZATION

     Florida Street Bond Fund (the "Fund") was organized as a series of the AmeriPrime Funds (the "Trust") on June 10, 1997 and commenced operations on August 4, 1997. The Trust is an open-end investment company, established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified series of a series of funds currently authorized by the Trustees. The Trust Agreement permits the Board of Trustees issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund's investment objective is to provide long-term growth of capital. The investment advisor to the Fund is Commonwealth Advisors, Inc. (the "Advisor").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Securities Valuations - Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

     Federal Income Taxes- The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

     Dividends and Distributions- The Fund intends to comply with federal tax rules regarding distribution of substantially all of its net investment income and capital gains. These rules may cause multiple distributions during the course of the year.

     Other- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

                               Florida Street Bond Fund
                             Notes to Financial Statements
                             October 31, 2001 - continued

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The  Fund  retains  Commonwealth  Advisors,   Inc.  to  manage  the  Fund's
investments. Walter A. Morales, the Advisor's president and chief investment manager, is responsible for the day-to-day management of the Fund.

     Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of non-interested person trustees, and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.10% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Funds' expenses, except those specified above, are paid by the Advisor. For the year ended October 31, 2001, the Advisor earned a fee of $160,088 from the Fund. At October 31, 2001 the Fund owed the Advisor $5,963 in advisory fees and the Advisor owed the Fund $17,624 for the reimbursement of expenses.

     The Fund retains Unified Fund Services, Inc., a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative, transfer agency, and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Advisor paid all administrative, transfer agency, and fund accounting fees on behalf of the Fund per the management agreement. A Trustee and the officers of the Trust are members of management and/or employees of Unified.

     The Fund retains Unified Financial Securities, Inc. (the "Distributor"), a wholly owned subsidiary of Unified Financial Services, Inc., to act as the principal Distributor of the Fund's shares. There were no payments made to the Distributor for the year ended October 31, 2001. A Trustee and officer of the Trust may be deemed to be an affiliate of the Distributor.

NOTE 4. OPERATING POLICIES

     Restricted Securities- The Fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's schedule of investments.

     Short Sales- A Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

NOTE 5. INVESTMENTS

     For the year ended October 31, 2001, purchases and sales of investment securities, other than short-term investments, aggregated $31,269,595 and $31,923,858, respectively. The gross unrealized appreciation for all securities totaled $991,331 and the gross unrealized depreciation for all securities totaled $8,795,672 for a net unrealized depreciation of $7,804,341. The aggregate cost of securities for federal income tax purposes at October 31, 2001 was $19,178,227.

                            Florida Street Bond Fund
                          Notes to Financial Statements
                          October 31, 2001 - continued

NOTE 6. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 7. RELATED PARTY TRANSACTIONS

     The Advisor is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Fund. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of October 31, 2001, Charles Schwab & Co. held, for the benefit of others, 92.08% of the outstanding Fund shares in an omnibus account for the benefit of others.

NOTE 8.CAPITAL LOSS CARRYFORWARD

     At October 31, 2001, the Fund had available for federal tax purposes an unused capital loss carryforward of $6,344,764; $26,762 expires in 2005, $662,941 expires in 2007, $2,417,029 expires in 2008 and $3,238,032 expires in
2009. Capital loss carryforwards are available to offset future capital gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders.

NOTE 9. SUBSEQUENT EVENTS

Liquidation of the Fund.

     The Board of Trustees has decided to redeem all outstanding shares of the Fund and to cease the operations of the Fund, with the proceeds sent to each shareholder's address of record. The Board of Trustees concluded that it was in the best interests of shareholders to cease operations of the Fund. The Administrator indicated to the Board of Trustees that, it was the intention of the Advisor to resign as the investment advisor to the Fund and, as such, the most prudent course would be to liquidate the portfolio as soon as practicable and to determine the Fund's net asset value base upon the liquidated value of the portfolio. In making this decision, the Board of Trustees determined that failure to redeem all shares of the Fund may have adverse consequences to the Fund's shareholders.

The Fund ceased operations on November 30, 2001.

INDEPENDENT AUDITOR'S REPORT



To The Shareholders and Board of Trustees
Florida Street Bond Fund

     We have audited the accompanying statement of assets and liabilities of the Florida Street Bond Fund, including the schedule of portfolio investments as of October 31, 2001, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period of August 4, 1997 (commencement of operation) through October 31, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

     We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities and cash owned as of October 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Florida Street Bond Fund as of October 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, and for the period of August 4, 1997 (commencement of operation) through October 31, 1997, in conformity with accounting principles generally accepted in the United States of America.




McCurdy & Associates CPA's, Inc.
Westlake, Ohio
October 10, 2002